Segment information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of operating segments [line items]
Revenue	€ 113,175	€ 81,910	€ 207,659	€ 138,029
Operating expenses (1)	66,008	56,114	132,700	105,388
Adjusted EBITDA	47,167	25,796	74,959	32,641
Depreciation and amortization	(9,998)	(12,658)	(20,135)	(30,217)
Exceptional items (2)	(12,674)	(11,085)	(5,962)	(7,301)
Operating Profit	24,495	2,053	48,862	(4,877)
Fixed cost
Disclosure of operating segments [line items]
Operating expenses (1)	41,000	36,300	84,500	70,700
Variable cost
Disclosure of operating segments [line items]
Operating expenses (1)	25,000	19,700	48,100	34,700
Fixed personnel cost
Disclosure of operating segments [line items]
Operating expenses (1)	26,500	23,400	56,200	47,500
Fixed non personnel cost
Disclosure of operating segments [line items]
Operating expenses (1)	14,600	12,900	28,300	23,200
Central Costs
Disclosure of operating segments [line items]
Revenue	0	0	0	0
Operating expenses (1)	19,554	19,261	40,716	37,992
Adjusted EBITDA	(19,554)	(19,261)	(40,716)	(37,992)
TFSS | Operating segments
Disclosure of operating segments [line items]
Revenue	86,208	62,505	154,831	102,062
Operating expenses (1)	28,444	23,976	55,883	43,048
Adjusted EBITDA	57,764	38,529	98,948	59,015
AVPS | Operating segments
Disclosure of operating segments [line items]
Revenue	20,243	15,331	39,026	27,915
Operating expenses (1)	9,934	7,847	18,944	14,607
Adjusted EBITDA	10,309	7,483	20,082	13,308
RTS | Operating segments
Disclosure of operating segments [line items]
Revenue	6,724	4,075	13,802	8,051
Operating expenses (1)	8,076	5,029	17,157	9,742
Adjusted EBITDA	€ (1,352)	€ (955)	€ (3,355)	€ (1,691)